Remuneration of Directors and Senior Management	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Remuneration of Directors and Senior Management	Remuneration of Directors and Senior Management
REMUNERATION OF NON-MANAGEMENT DIRECTORS

	2023	2022	2021
Fees earned	$3	$2	$2
REMUNERATION OF SENIOR MANAGEMENT (1)

	2023	2022	2021
Salary	$2	$2	$2
Common stock option based awards	13	12	10
Annual incentive plans	5	5	6
Long-term incentive plans	19	18	19
	$39	$37	$37
(1)Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.